Note 4 - Allowance for Credit Losses - Collateral Dependent Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gross loans, before fee	$ 437,158	$ 388,672
Real Estate [Member]
Gross loans, before fee	687	5,379
Other Collateral [Member]
Gross loans, before fee	0	0
Collateral Pledged [Member]
Gross loans, before fee	687	5,379
Commercial Portfolio Segment [Member]
Gross loans, before fee	87,990	73,142
Commercial Portfolio Segment [Member] | Real Estate [Member]
Gross loans, before fee	97	126
Commercial Portfolio Segment [Member] | Other Collateral [Member]
Gross loans, before fee	0	0
Commercial Portfolio Segment [Member] | Collateral Pledged [Member]
Gross loans, before fee	97	126
Commercial Real Estate Portfolio Segment [Member]
Gross loans, before fee	212,595	182,463
Commercial Real Estate Portfolio Segment [Member] | Real Estate [Member]
Gross loans, before fee	0	4,755
Commercial Real Estate Portfolio Segment [Member] | Other Collateral [Member]
Gross loans, before fee	0	0
Commercial Real Estate Portfolio Segment [Member] | Collateral Pledged [Member]
Gross loans, before fee	0	4,755
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Gross loans, before fee	121,345	118,934
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Gross loans, before fee	7,186	5,800
Residential Portfolio Segment [Member] | Real Estate [Member] | Real Estate Loan [Member]
Gross loans, before fee	590	498
Residential Portfolio Segment [Member] | Real Estate [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	0
Residential Portfolio Segment [Member] | Other Collateral [Member] | Real Estate Loan [Member]
Gross loans, before fee	0	0
Residential Portfolio Segment [Member] | Other Collateral [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	0
Residential Portfolio Segment [Member] | Collateral Pledged [Member] | Real Estate Loan [Member]
Gross loans, before fee	590	498
Residential Portfolio Segment [Member] | Collateral Pledged [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Gross loans, before fee	6,516	6,546
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Gross loans, before fee	1,526	1,787
Consumer Portfolio Segment [Member] | Real Estate [Member] | Automobile Loan [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Real Estate [Member] | Consumer, Other [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Other Collateral [Member] | Automobile Loan [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Other Collateral [Member] | Consumer, Other [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Collateral Pledged [Member] | Automobile Loan [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Collateral Pledged [Member] | Consumer, Other [Member]
Gross loans, before fee	$ 0	$ 0